UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York       February 14, 2008
-----------------------------      -------------------      -----------------
      [Signature]                    [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          33
                                               -------------

Form 13F Information Table Value Total:         $912,243
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.         13F File Number               Name

NONE


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                                                       FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS     SOLE  SHARED NONE


ALLEGHENY ENERGY INC          COM             017361106  113,134   1,778,555  SH         SOLE                   1,778,555
ALPHA NATURAL RESOURCES INC   COM             02076X102    9,440     290,630  SH         SOLE                     290,630
AMERICAN ELEC PWR INC         COM             025537101   52,068   1,118,297  SH         SOLE                   1,118,297
AVISTA CORP                   COM             05379B107    4,284     198,900  SH         SOLE                     198,900
BUCYRUS INTL INC NEW          CL A            118759109    2,087      21,000  SH         SOLE                      21,000
CENTRAL VT PUB SVC CORP       COM             155771108    3,355     108,779  SH         SOLE                     108,779
CMS ENERGY CORP               COM             125896100   23,609   1,358,400  SH         SOLE                   1,358,400
COMVERGE INC                  COM             205859101    3,149     100,000  SH         SOLE                     100,000
CONSOL ENERGY INC             COM             20854P109   20,326     284,207  SH         SOLE                     284,207
CONSOLIDATED EDISON INC       COM             209115104   14,289     292,500  SH         SOLE                     292,500
DYNEGY INC DEL                CL A            26817G102   23,405   3,278,000  SH         SOLE                   3,278,000
EDISON INTL                   COM             281020107   56,253   1,054,012  SH         SOLE                   1,054,012
EXELON CORP                   COM             30161N101   23,058     282,439  SH         SOLE                     282,439
FIRST SOLAR INC               COM             336433107   23,190      86,808  SH         SOLE                      86,808
FIRSTENERGY CORP              COM             337932107   29,678     410,261  SH         SOLE                     410,261
FLUOR CORP NEW                COM             343412102   36,328     249,300  SH         SOLE                     249,300
FPL GROUP INC                 COM             302571104   14,573     215,000  SH         SOLE                     215,000
ITRON INC                     COM             465741106    8,108      84,483  SH         SOLE                      84,483
MASSEY ENERGY CORP            COM             576206106   16,212     453,470  SH         SOLE                     453,470
NORFOLK SOUTHERN CORP         COM             655844108   11,601     230,000  SH         SOLE                     230,000
NORTH AMERN ENERGY PARTNERS   COM             656844107    5,200     383,800  SH         SOLE                     383,800
NRG ENERGY INC                COM NEW         629377508  122,354   2,823,122  SH         SOLE                   2,823,122
PG&E CORP                     COM             69331C108   30,413     705,797  SH         SOLE                     705,797
PEPCO HOLDINGS INC            COM             713291102   47,424   1,616,900  SH         SOLE                   1,616,900
PORTLAND GEN ELEC CO          COM NEW         736508847   19,882     715,700  SH         SOLE                     715,700
SEMPRA ENERGY                 COM             816851109   75,134   1,214,192  SH         SOLE                   1,214,192
SHAW GROUP INC                COM             820280105   32,721     541,375  SH         SOLE                     541,375
SOUTHWEST GAS CORP            COM             844895102    7,356     247,100  SH         SOLE                     247,100
SUNPOWER CORP                 COM CL A        867652109   10,180      78,070  SH         SOLE                      78,070
TEEKAY CORPORATION            COM             Y8564W103    3,374      63,400  SH         SOLE                      63,400
TSAKOS ENERGY NAVIGATION LTD  SHS             G9108L108    8,661     233,888  SH         SOLE                     233,888
UNION PAC CORP                COM             907818108   21,596     171,915  SH         SOLE                     171,915
WISCONSIN ENERGY CORP         COM             976657106   39,801     817,100  SH         SOLE                     817,100

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